UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1904

                      WhiteRock Portfolio Investors, L.L.C.
               (Exact name of registrant as specified in charter)

                         825 N.E. Multnomah, Suite 1900
                             Portland, Oregon 97232
               (Address of principal executive offices) (Zip code)

                                Steven R. Shearer
                               Hudson Advisors LLC
                          717 North Harwood, Suite 2100
                               Dallas, Texas 75201
                     (Name and address of agent for service)

                                 (214) 754-8400
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2005

Item 1. Report to Stockholders.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.

                                 29 August 2005

Dear Member:

      Enclosed, for your information, is unaudited financial information for WhiteRock Portfolio Investors, L.L.C. (the "Company") for the period ended 30 June 2005. This information reflects the Company's financial position as of the end of this period and its financial results for this period. We have also included a statement of net assets, a statement of cash flows, and financial highlights of the Company during this period.

      As of 30 June 2005, the Company had net assets of approximately $2.2 million, all of which is invested in Lone Star Opportunity Fund, L.P. The Company's assets were originally invested in two separate partnerships, Brazos Fund, L.P. and Lone Star Opportunity Fund, L.P. and this will advise that the Brazos Fund has been completely dissolved and all remaining cash has been paid to the investors.

      We appreciate your continued support of the Company. If you have any questions, please feel free to contact me at 214 754 8325.

                                                Sincerely,



                                                Steven R. Shearer
                                                President

attachments

             825 NE Multnomah Suite 1900 Portland, Oregon 97232-4116

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                        Statement of Financial Condition
                                  June 30, 2005

ASSETS:
  Cash                                                            $      11,749
  Investment in Lone Star Fund                                        2,203,006
  Investment in Brazos Fund                                                  --

                                                                  -------------

                 TOTAL ASSETS                                     $   2,214,754
                                                                  =============

LIABILITIES:
  Accounts Payable                                                $      11,512
                                                                  -------------

PARTNERSHIP EQUITY:
  Members' Contributions                                             35,229,646
  Members' Distributions                                            (45,944,692)
  Life-to-Date Earnings                                              12,918,288
                                                                  -------------
                                                                      2,203,243
                                                                  -------------

          TOTAL LIABILITIES & EQUITY                              $   2,214,754
                                                                  =============

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                             Statement of Operations
                     for the Six Months Ended June 30, 2005

REVENUES:
  Interest Income - Other                                            $      208
  Lone Star Fund Investment                                            (346,840)
  Brazos Fund Investment                                                     --
                                                                     ----------

          TOTAL REVENUES                                               (346,632)
                                                                     ----------

EXPENSES:
  Other Expenses                                                             --
                                                                     ----------

          TOTAL EXPENSES                                                     --
                                                                     ----------

        NET INCOME/(LOSS)                                            $ (346,632)
                                                                     ==========

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                       Statement of Changes in Net Assets
                     for the Six Months Ended June 30, 2005

Net investment income                                              $   (346,632)
                                                                   ------------

      Net decrease in net assets resulting from operations             (346,632)

Distributions to members representing tax basis return of capital    (2,111,961)

                                                                   ------------
      Total decrease in net assets                                   (2,458,593)

Net assets, beginning of period                                       4,661,836
                                                                   ------------

Net assets, end of period                                          $  2,203,243
                                                                   ============

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                             Statement of Cash Flows
                     for the Six Months Ended June 30, 2005

Cash flows from operating activities:
      Net loss                                                     $   (346,632)
      Adjustments to reconcile net loss to net cash
         used in operating activities
            Non-cash investment income                                  346,840
            Change in accounts payable - related parties                 (9,345)
                                                                   ------------
                   Net cash used in operating activities                 (9,137)

Cash flows from investing activities:
      Distributions received from limited partnership investments     2,111,961

Cash flows from financing activities
      Member capital distributions                                   (2,111,961)
                                                                   ------------

Net change in cash and cash equivalents                                  (9,137)

Cash and cash equivalents, beginning of period                           20,885
                                                                   ------------

Cash and cash equivalents, end of period                           $     11,749
                                                                   ============

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                              Financial Highlights

                                                                                    Years ended June 30,
                                                                    -------------------------------------------------------
                                                                      2005       2004        2003        2002        2001
                                                                    --------   --------    --------    --------    --------
Operating Performance:

     Net asset value, beginning of period                           $   1.08   $   1.32    $   1.50    $   1.73    $   2.67

     Net investment income (loss)                                       0.01      (0.09)      (0.03)       0.10        0.06
                                                                    --------   --------    --------    --------    --------

Capital Contributions from members

Distributions to members from net investment income

Distributions to members representing tax basis return of capital      (0.64)     (0.15)      (0.15)      (0.33)      (1.00)
                                                                    --------   --------    --------    --------    --------

Net asset value, end of period                                      $   0.45   $   1.08    $   1.32    $   1.50    $   1.73
                                                                    ========   ========    ========    ========    ========

Total investment return                                                 0.93%     -6.82%      -2.00%       5.78%       2.25%
                                                                    ========   ========    ========    ========    ========

Ratio of net investment income (loss) to average net assets             0.65%     -3.75%      -1.06%       3.10%       1.36%
                                                                    ========   ========    ========    ========    ========

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1). Not applicable.

(a)(2). Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Not applicable.

SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WhiteRock Portfolio Investors, L.L.C.

By (Signature and Title) /s/ Steven R. Shearer
                             President

Date September 12, 2005

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By: (Signature and Title) /s/ Steven R. Shearer
                              President and Treasurer

Date: September 12, 2005